LVIP AQR Enhanced Global Strategies Fund
LVIP AQR Enhanced Global Strategies Fund (Standard and Service Class) Summary
Investment Objective
The investment objective of the LVIP AQR Enhanced Global Strategies Fund (the “Fund”) is to seek long-term growth of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses LVIP AQR Enhanced Global Strategies Fund		Standard Class	Service Class
Management Fee		0.69%	0.69%
Distribution and/or Service (12b-1) fees		none	0.25%
Other Expenses		1.20%	1.20%
Acquired Fund Fees and Expenses (AFFE)	[1]	0.15%	0.15%
Total Annual Fund Operating Expenses	[2][3]	2.04%	2.29%
Less Fee Waiver and Expense Reimbursement	[4]	(1.19%)	(1.19%)
Total Annual Fund Operating Expenses	[5]	0.85%	1.10%
[1]	Annualized.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.
[3]	(including AFFE)
[4]	Lincoln Investment Advisors Corporation (the "adviser") has contractually agreed to waive the following portion of its advisory fee: 0.09% of the Fund's average daily net assets. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.70% of the Fund's average daily net assets for the Standard Class (and 0.95% for the Service Class). Both agreements will continue at least through April 30, 2016 and cannot be terminated before that date without the mutual agreement of the Fund's board of trustees and the adviser.
[5]	(After Fee Waiver/Expense Reimbursement)

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver and expense reimbursement for the one-year contractual period and the total operating expenses without fee waiver and expense reimbursement for the remaining time periods shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.
Expense Example LVIP AQR Enhanced Global Strategies Fund (USD $)	1 year	3 years	5 years	10 years
Standard Class	87	524	988	2,274
Service Class	112	601	1,117	2,533

Expense Example, No Redemption LVIP AQR Enhanced Global Strategies Fund (USD $)	1 year	3 years	5 years	10 years
Standard Class	87	524	988	2,274
Service Class	112	601	1,117	2,533

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.The Fund was operational for only part of the most recent fiscal year. During the period May 1, 2014, commencement of operations, through December 31, 2014, the Fund’s portfolio turnover rate was 44% of the average of its portfolio.
Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing globally. The Fund invests primarily in a global enhanced equity strategy, but also invests a portion of its assets in a fixed income strategy and in absolute return alternative strategies. The Fund may invest in various assets classes and instruments across U.S. and foreign markets, including emerging markets and in companies of any market capitalization.

Under normal circumstances, the Fund will invest significantly (at least 40%, unless market conditions are not deemed favorable by the Sub-Adviser in which case the Fund would invest at least 30%) in companies organized or located outside the U.S., whose primary trading market is outside the U.S. or those doing a substantial amount of business outside the U.S.  The Fund will allocate its assets among various regions and countries, including the U.S. (but in no less than three different countries including the U.S.).

Global Enhanced Equity Strategy

In constructing the Fund’s global enhanced equity strategy, the Sub-Adviser employs a disciplined approach emphasizing bottom-up security and industry selection decisions. The Fund’s global enhanced equity strategy is managed through the Sub-Adviser’s quantitative investment process, which relies on proprietary stock selection models that utilize a set of valuation, momentum, and other economic factors to generate an investment portfolio. The global enhanced equity portfolio is generally managed by underweighting and overweighting securities relative to the MSCI World Index. In constructing this portfolio, the Sub-Adviser constructs regional models to make relative value comparisons between stocks and industries on a country neutral basis. Individual investments are bought or sold in accordance with periodic rebalancing, the frequency of which is expected to vary depending on the Sub-Adviser’s evaluation of the investment’s attractiveness and changes in global market conditions.

Fixed Income Strategy

The Fund’s bond strategy is a managed portfolio of fixed income futures that is designed to deliver a strategic exposure to global developed market bonds, while taking active risk positions. Active risk is taken in the strategy by tactically adjusting the total duration of the portfolio, as well as overweighting and underweighting the Fund’s exposure to each global developed bond market traded in the portfolio relative to the strategic allocation to that market. These active risk positions are determined using a set of value, momentum and carry (or yield) and other economic factors based on the Sub-Adviser’s global asset allocation models. Individual active positions may be closed out in accordance with the periodic reassessment of these factors and other market conditions. The frequency of this reassessment is expected to vary based on changes in market conditions, flows into or out of the Fund, and other factors the Sub-Adviser considers relevant.

Absolute Return Alternative Strategies

The Fund will gain exposure to various absolute return alternative strategies by investing in one or more investment funds managed by the Sub-Adviser (the “Underlying Portfolios”). While the particular alternative strategies used by the Fund may vary, as of the date of this Prospectus, the Fund expects to have exposure to the following alternative investment strategies:

Style Premia. The style premia portfolio (“SP Portfolio”) provides exposure to four separate investment styles (“Styles”): value, momentum, carry and defensive, using both “long” and “short” positions within the following asset groups (“Asset Groups”): equities, bonds, interest rates, commodities and currencies. The SP Portfolio may achieve its exposure to any of the Asset Groups by using derivatives rather than holding those assets directly. The SP Portfolio may also use derivatives for hedging purposes. The SP Portfolio implements the Styles by investing globally (including emerging markets) in a broad range of instruments, including, but not limited to, equities (primarily those issued by large- and mid-cap companies), futures (including commodity futures, index futures, equity futures, bond futures and interest rate futures), forwards (including commodity forwards and currency forwards), options and swaps (including commodity swaps, swaps on commodity futures, equity swaps, swaps on index futures, total return swaps and interest rate swaps), either by investing directly in the instruments or, indirectly, by investing in a wholly-owned Subsidiary (structured as a Cayman Islands exempted company) which invests in the instruments. The SP Portfolio may also invest in other investment companies, including exchange traded funds.

The SP Portfolio is actively managed and the SP Portfolio’s exposures to Styles and Asset Groups will vary based on the Sub-Adviser’s evaluation of investment opportunities. Not all Styles are represented within each Asset Group; however, the SP Portfolio expects to maintain exposure to all four Styles to diversify risk and enhance return.

Managed Futures. The managed futures portfolio (“MF Portfolio”) may invest in a portfolio of futures contracts, futures-related instruments and swaps. The universe of such investments currently includes more than 100 global developed and emerging market exchange-traded futures, futures-related instruments, forward contracts and swaps across four major asset classes (commodities, currencies, fixed income and equities). This universe of investment is subject to change under varying market conditions and as these instruments evolve over time.

Generally, the MF Portfolio invests in futures contracts, futures-related instruments and swaps, including, but not limited to, global developed and emerging market equity index futures, swaps on equity index futures and equity swaps, global developed and emerging market currency forwards, commodity futures and swaps, global developed interest rate futures and swaps, and global bond futures and swaps, either by investing directly in those instruments, or indirectly by investing in a wholly-owned Subsidiary (structured as a Cayman Islands exempted company) that invests in those instruments. There are no geographic limits on the market exposure of the MF Portfolio’s assets. The MF Portfolio may also invest in exchange traded funds or exchange traded notes through which the MF Portfolio can participate in the performance of one or more instruments.

The MF Portfolio’s portfolio managers use proprietary quantitative models to identify price trends in equity, fixed income, currency and commodity instruments. Once a trend is determined, the MF Portfolio will take either a long or short position in the given instrument. The size of the position taken will relate to the Sub-Adviser’s confidence in the trend continuing as well as the Sub-Adviser’s estimate of the instrument’s risk. The Sub-Adviser generally expects that the MF Portfolio will have exposure in long and short positions across all four major asset classes (commodities, currencies, fixed income and equities), but at any one time the MF Portfolio may emphasize one or two of the asset classes or a limited number of exposures within an asset class.

Each of the Underlying Portfolios may invest up to 25% of its total assets in a wholly-owned and controlled subsidiary, structured as a Cayman Islands exempted company (each, a “Subsidiary”). Generally, the Subsidiary will invest primarily in commodity-linked derivative Instruments, such as futures forwards and swaps, but it may also invest in financial futures, option and swap contracts, fixed income securities, pooled investment vehicles, including those that are not registered pursuant to the Investment Company Act of 1940, and other investments intended to serve as margin or collateral for the Subsidiary’s derivative positions. Each Underlying Portfolio will invest in a Subsidiary in order to gain exposure to the commodities markets within the limitations of the federal tax laws, rules and regulations that apply to registered investment companies.

Additional Information

The Fund may take long and/or short positions in a wide range of instruments and/or asset classes, including equities, fixed income, commodities and currencies, among others. Long positions benefit from an increase in the price of the underlying instrument or asset class, while short positions benefit from a decrease in that price. Long/short equity strategies generally seek to produce returns from investments in the global equity markets by taking long and short positions in stocks and common stock indices (through the use of derivatives or through a short position in an ETF). This strategy generally does not rely solely on the direction of the markets for performance because the investment manager typically believes the Fund can profit from both upward and downward market and securities movements.

The Sub-Adviser’s core investment philosophy is anchored in the fundamental concepts of value and momentum, and further augmented by a broad set of themes covering carry, investor sentiment, earnings quality, growth and management signaling. Value investing means buying securities that are considered by the Sub-Adviser to be undervalued by the market or that recently outperformed their peers and selling securities that the Sub-Adviser believes may be overvalued by the market or that recently underperformed their peers. Momentum investing means buying securities whose stock price is increasing and selling securities whose stock price is not increasing or may be falling. The Sub-Adviser applies these concepts through the use of proprietary indicators across many asset classes and markets.

The Sub-Adviser will use proprietary volatility forecasting and portfolio construction methodologies to manage the Fund, with a specific focus on portfolio construction, minimizing transaction costs, and incorporating disciplined risk-control. Shifts in allocations among asset classes or instruments generally will be determined using quantitative models based on the Sub-Adviser’s general value and momentum investment philosophy. The Sub-Adviser believes that using both value and momentum strategies in selecting investments can be an effective approach since value and momentum returm premia are typically negatively correlated both within and across asset classes. As a result, when both strategies are used together in making investment selections, the investments chosen tend to be either cheap assets or assets that are coming into favor with investors. Assets that score well by taking into account both factors will generally have the highest weightings. The combination of the two strategies is designed to produce a portfolio that seeks to preserve the positive expected return of each strategy while having the added benefit of significantly lower volatility than would otherwise be achieved using either a value or momentum strategy alone.

The Fund bears the risk that the proprietary quantitative models used by the portfolio managers will not be successful in determining the size, weighting and/or direction of investment positions that will enable the Fund to meet its investment objective.
Principal Risks
All mutual funds carry risk.  Accordingly, loss of money is a risk of investing in the Fund. Here are specific principal risks of investing in the Fund:
  Market Risk. The value of portfolio investments may decline. As a result, your investment in a fund may decline in value and you could lose money.
  Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
  Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price.
  Small and Medium-Cap Companies Risk. The value of securities issued by small and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies.
  Interest Rate Risk. When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.
  Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (“NRSROs”). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations. However, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.
  U.S. Treasury Risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates.
  Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Additionally, foreign investments include the risk of loss from foreign government or political actions including; for example, the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers.
  Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. In addition, currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could negatively affect the value of the Fund’s foreign investments, if currencies do not perform as expected. Currency management strategies also may reduce the Fund’s ability to benefit from favorable changes in currency exchange rates.
  Sovereign Debt Risk. Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.
  Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.
  Derivatives Risk. Derivatives, such as futures, forwards, options and swaps, involve risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile and may move in unexpected ways, especially in unusual market conditions. Some derivatives are particularly sensitive to changes in interest rates. In addition, there may be imperfect correlation between the price of the derivatives contract and the price of the underlying securities. Other risks include the potential inability to terminate or sell derivative positions. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivative instruments may be “leveraged”, which may magnify or otherwise increase investment losses.
  Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.
  Leverage Risk. Investment in certain derivatives, including certain futures contracts, may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on derivatives may exceed the amount invested.
  Hedging Risk. The success of a hedging strategy cannot be guaranteed. Effective hedging requires correctly assessing the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged, as well as continual recalculation, readjustment, and execution of hedges in an efficient and timely manner. For example, futures contract short positions may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indices they are intended to hedge.
  Investments in Affiliated Funds Risk. Potential conflicts of interest arise when an adviser selects underlying funds and ETFs, because the fees paid to the adviser by some underlying funds and ETFs may be higher than the fees paid by other underlying funds and ETFs. However, an investment adviser is a fiduciary and is legally obligated to act in its client’s best interests when selecting underlying funds and ETFs. If an underlying fund holds interests in an affiliated fund, the Fund may be prohibited from purchasing shares of that underlying fund.
  Portfolio Turnover Risk. High portfolio turnover (active trading) results in higher transaction costs, such as brokerage commissions or dealer mark-ups, when a fund buys and sells securities (or “turns over” its portfolio). High portfolio turnover generally results in correspondingly greater expenses, potentially higher taxable income, and may adversely affect performance.
  Commodities Related Investment Risks. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments. Investing in commodities, including through commodity-linked derivative instruments is speculative. The current or “spot” prices of physical commodities may also affect, in a volatile and inconsistent manner, the prices of futures contracts in respect of the relevant commodity. Moreover, growth in industrial production and gross domestic product has made China and other developing nations oversized users of commodities and has increased the extent to which certain commodities prices are influenced by those markets.
  Model and Data Risk. The Sub-Adviser relies heavily on quantitative models (both proprietary models developed by the Sub-Adviser, and those supplied by third parties) and information and data supplied by third parties (“Models and Data”). Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging investments. When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect.
  Short Sale Risk. Short sale strategies entail certain unique risks. Short sales involve the risk of loss by buying a security at a higher price than the price at which the Fund previously sold the security short. Because a loss on a short sale arises from increases in the value of the security sold short, such loss, like the price of the security sold short, is theoretically unlimited. The Fund’s securities held long may decline in value at the same time that the value of the securities sold short increases, thereby increasing the potential for loss. A short position may also be taken in a derivative instrument.  A short position on a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument.
  Commodity-Related Subsidiary Tax Risk. The Fund will have exposure to commodity-related instruments through its investment in the Underlying Portfolios, which may invest in commodity-related instruments and other derivatives through a wholly-owned subsidiary of the Underlying Portfolios (“Subsidiary”) established in the Cayman Islands. The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations or other legally binding authority. If, as a result of any such adverse action, the income of the Fund from certain commodity-linked derivatives was treated as non-qualifying income, the Fund might not qualify as a regulated investment company and therefore, would be subject to federal income tax at the Fund level.

Fund Performance
The Fund commenced operations on May 1, 2014. Once the Fund has at least one calendar year of performance, a bar chart and performance table will be included in the prospectus. Please note that the Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.